Fair Value Measurements and Hierarchy - Summary of Fair value Hierarchy for Financial Liabilities (Details) - P3 Health Partners Inc. - Recurring - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 5,429,009	$ 11,382,826
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	5,270,834	10,880,550
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 158,175	$ 502,276